UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2010 - JUNE 30, 2011

ITEM	1. PROXY VOTING RECORD.

Issuer Name: Doral Financial

Ticker: DRL

CUSIP: 25811P886

Meeting Date:	June 28, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Dennis G. Buchert	Issuer	For	For
	James E. Gilleran	Issuer	For	For
	Douglas L. Jacobs	Issuer	For	For
	David E. King	Issuer	For	For
	Gerard L. Smith	Issuer	For	For
	Frank W. Baier	Issuer	For	For
	Glen R. Wakeman	Issuer	For	For

2	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm for 2011:	Issuer	For	For

3	Advisory Vote on the Compensation of Our Named Executive Officers:
		Issuer	For	For

4	Advisory Vote on the Frequency of an Advisory Vote on the Compensation of Our Named Executive Officers:
		Issuer	1 Year	1 Year

Issuer Name: GSI Group, Inc.

Ticker: GSIG

CUSIP: 36191C205

Meeting Date:	May 11, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	John A. Roush	Issuer	For	For
	Stephen W. Bershad	Issuer	For	For
	Eugene I. Davis	Issuer	For	For
	Dennis J. Fortino	Issuer	For	For
	Peter Heiland	Issuer	For	For
	Ira J. Lamel	Issuer	For	For
	Bryon O. Pond	Issuer	For	For

2	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2011:
		Issuer	For	For

Issuer Name: Hawaiian Telecom Holdco, Inc

Ticker: HCOM

CUSIP: 420031-106

Meeting Date:	May 13, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

2	To adopt, on a non-binding advisory basis, a resolution approving the compensation of our named Executive officers as described in the Proxy statement:
		Issuer	For	For

3	To recommend, on a non-binding advisory basis, the frequency of future advisory votes on executive compensation:
		Issuer	3 Years	1 Year

4	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2011:
		Issuer	For	For

Issuer Name: Online Resources, Inc.

Ticker: ORCC

CUSIP: 68273G-101

Meeting Date:	July 1, 2010	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1.	Elect the following nominees to the Class III Directors of the Company

	Donald W. Layden Jr.	Issuer	For	For
	Ervin R. Shames	Issuer	For	For
	Barry D. Wessler	Issuer	For	For

2	To ratify KPMG LLP as independent auditors for the year ending December 31, 2010	Issuer	For	For

Issuer Name: Online Resources, Inc.

Ticker: ORCC

CUSIP: 68273G-101

Meeting Date:	June 17, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following directors for a year term:

	Joseph L. Cowan	Issuer	For	For
	William H. Washecka	Issuer	For	For

2	To ratify the appointment of KPMG LLP as the Company’s independent registered public accountants for the Company’s year ending December 31, 2011:
		Issuer	For	For

3	Advisory vote on executive compensation:	Issuer	For	For

4	Advisory vote on the frequency of holding future advisory votes on executive compensation:
		Issuer	1 Year	1-Year

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Elizabeth Greenwood

----------------------------------

Name: Elizabeth Greenwood

Title: Chief Secretary and Compliance Officer

Date: as of August 30, 2011